Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income		€ 7,571.6	€ 7,839.0	€ 5,624.2
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[1]	918.6	739.8	583.6
Impairment and loss on disposal		35.8	37.5	39.3
Share-based compensation expense		172.6	134.8	68.9
Inventory reserves		554.7	485.3	278.5
Deferred tax expense (benefit)		(144.8)	(133.6)	(564.2)
Equity method investments	[2]	4.4	4.2	15.3
Changes in assets and liabilities:
Accounts receivable, net		(139.9)	959.9	(2,338.0)
Finance receivables, net		1,038.7	(88.6)	212.2
Inventories		(1,860.9)	(1,646.9)	(2,080.9)
Other assets		(1,299.0)	(344.3)	(864.3)
Accrued and other liabilities		625.5	222.0	439.7
Accounts payable		1,127.6	(261.7)	406.2
Current tax assets and liabilities		689.5	(939.4)	33.6
Contract assets and liabilities		1,871.8	(1,564.6)	6,632.7
Net cash provided by operating activities		11,166.2	5,443.4	8,486.8
Cash flows from investing activities
Purchase of property, plant and equipment	[3]	(2,067.2)	(2,155.6)	(1,281.8)
Purchase of intangible assets		(15.9)	(40.6)	(37.5)
Purchase of short-term investments		(305.2)	(23.6)	(334.3)
Maturity of short-term investments		305.2	125.6	864.7
Loans issued and other investments	[4]	(526.2)	(561.5)	(240.0)
Acquisition of subsidiaries (net of cash acquired)		0.0	(33.6)	0.0
Net cash used in investing activities		(2,609.3)	(2,689.3)	(1,028.9)
Cash flows from financing activities
Dividend paid		(2,452.9)	(2,348.3)	(2,559.8)
Purchase of treasury shares		(500.0)	(1,000.0)	(4,639.7)
Net proceeds from issuance of shares		124.0	99.4	81.8
Net proceeds from issuance of notes, net of issuance costs		22.5	997.8	495.6
Repayment of debt and finance lease obligations		(25.7)	(752.8)	(516.2)
Net cash used in financing activities		(2,832.1)	(3,003.9)	(7,138.3)
Net cash flows		5,724.8	(249.8)	319.6
Effect of changes in exchange rates on cash		6.4	(13.8)	(3.1)
Net increase (decrease) in cash and cash equivalents		5,731.2	(263.6)	316.5
Cash and cash equivalents at beginning of the year		7,004.7	7,268.3	6,951.8
Cash and cash equivalents at end of the year		12,735.9	7,004.7	7,268.3
Supplemental disclosures of cash flow information
Unpaid portion of property, plant and equipment, excluded in investing activities, included in accounts payable		23.6	49.3	50.3
Interest received		169.5	190.8	42.4
Interest paid		(160.0)	(137.8)	(82.2)
Income taxes paid, net of refunds		€ (1,098.0)	€ (2,568.3)	€ (1,734.6)

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, amortization of underwriting commissions, and discount related to the bonds and credit facility.

[2]	Equity method investments relates to our 24.9% equity interest in Carl Zeiss SMT Holding GmbH & Co. KG and includes our share of the net result, dividends received and other equity movements, as well as the capitalization of our R&D funding to Carl Zeiss SMT Holding GmbH & Co.
KG as disclosed in Note 26 Related parties and variable interest entities. The dividend received is a cash inflow of €225.4 million (2023: €218.0 million; 2022: €178.7 million).

[3]	Purchase of property, plant and equipment includes a cash outflow of €0.0 million (2023: €45.1 million; 2022: €33.8 million) to related parties.
[4]	Loans issued and other investments includes a cash outflow of €528.4 million (2023: €548.0 million, 2022: €240.0 million) to related parties, which is partly offset with other repayments.